UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/19

Item 1. Schedule of Investments.

	FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, January 31, 2019 (unaudited)
Franklin Balance Sheet Investment Fund
	Shares/
	Units	Value

Common Stocks and Other Equity Interests 85.6%
Automobiles & Components 3.6%
Cooper Tire & Rubber Co	121,400	$4,273,280
General Motors Co	695,800	27,150,116
		31,423,396
Banks 13.7%
Bank of America Corp	1,186,600	33,782,502
CIT Group Inc	141,000	6,512,790
Citigroup Inc	168,100	10,835,726
Citizens Financial Group Inc	186,500	6,326,080
Farmers & Merchants Bank of Long Beach	1,475	11,744,687
JPMorgan Chase & Co	360,200	37,280,700
PNC Financial Services Group Inc	93,600	11,481,912
		117,964,397
Capital Goods 8.1%
Astec Industries Inc	105,800	3,916,716
General Electric Co	280,300	2,847,848
The Greenbrier Cos. Inc	153,600	6,514,176
Johnson Controls International PLC	393,200	13,278,364
Oshkosh Corp	72,600	5,448,630
Regal Beloit Corp	199,300	15,298,268
Terex Corp	272,100	8,356,191
[a] WESCO International Inc	266,200	13,948,880
		69,609,073
Commercial & Professional Services 1.0%
Tetra Tech Inc	155,000	8,554,450
Consumer Durables & Apparel 2.2%
Lennar Corp., B	223,900	8,535,068
Toll Brothers Inc	275,000	10,158,500
		18,693,568
Consumer Services 0.9%
Vail Resorts Inc	40,000	7,530,400
Diversified Financials 4.0%
The Bank of New York Mellon Corp	152,500	7,978,800
Capital One Financial Corp	215,700	17,383,263
Morgan Stanley	207,500	8,777,250
		34,139,313
Energy 12.8%
Arch Coal Inc	84,700	7,464,611
Chevron Corp	143,000	16,394,950
Husky Energy Inc. (Canada)	640,900	7,609,193
Kinder Morgan Inc	1,994,000	36,091,400
Occidental Petroleum Corp	217,000	14,491,260
Plains All American Pipeline LP	312,800	7,122,456
Royal Dutch Shell PLC, A, ADR (United Kingdom)	233,400	14,407,782
Valero Energy Corp	77,200	6,779,704
		110,361,356

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balance Sheet Investment Fund (continued)
	Shares/
	Units	Value
Common Stocks and Other Equity Interests (continued)
Food, Beverage & Tobacco 4.6%
Archer-Daniels-Midland Co	336,300	$15,099,870
Bunge Ltd	192,900	10,623,003
Molson Coors Brewing Co., B	215,929	14,383,031
		40,105,904
Life & Health Insurance 2.6%
National Western Life Group Inc., A	31,200	9,462,960
Prudential Financial Inc	140,500	12,945,670
		22,408,630
Materials 4.6%
Aperam SA (Luxembourg)	158,800	4,853,694
Domtar Corp	178,200	8,357,580
Huntsman Corp	103,200	2,267,304
The Mosaic Co	420,600	13,576,968
Reliance Steel & Aluminum Co	129,700	10,619,836
		39,675,382
Media 5.3%
[a] Discovery Inc., C	822,200	21,911,630
News Corp., B	1,085,700	14,038,101
Scholastic Corp	242,578	10,113,077
		46,062,808
Multi-line Insurance 2.8%
American International Group Inc	270,700	11,702,361
The Hartford Financial Services Group Inc	274,400	12,874,848
		24,577,209
Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Allergan PLC	70,900	10,208,182
[a] Bio-Rad Laboratories Inc., A	51,728	12,925,275
Perrigo Co. PLC	246,300	11,440,635
		34,574,092
Property & Casualty Insurance 1.3%
Chubb Ltd	86,132	11,459,863
Real Estate 2.7%
Mid-America Apartment Communities Inc	54,200	5,489,376
Regency Centers Corp	124,400	8,086,000
Tier REIT Inc	313,100	7,357,850
[a] Trinity Place Holdings Inc	496,434	2,060,201
		22,993,427
Reinsurance 1.9%
Everest Re Group Ltd	73,500	16,100,175
Retailing 2.5%
Dick’s Sporting Goods Inc	408,600	14,427,666
DSW Inc., A	254,063	6,923,217
		21,350,883
Semiconductors & Semiconductor Equipment 1.0%
Kulicke and Soffa Industries Inc. (Singapore)	215,900	4,864,227
MKS Instruments Inc	50,489	4,121,417
		8,985,644

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FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Balance Sheet Investment Fund (continued)
	Shares/
	Units	Value
Common Stocks and Other Equity Interests (continued)
Software & Services 0.7%
LogMeIn Inc	61,000	$5,674,220
Technology Hardware & Equipment 5.0%
Corning Inc	841,500	27,988,290
Western Digital Corp	331,000	14,891,690
		42,879,980
Transportation 0.3%
[a] JetBlue Airways Corp	170,300	3,063,697
Total Common Stocks and Other Equity Interests (Cost $618,552,593)		738,187,867

Convertible Preferred Stocks (Cost $4,379,375) 1.5%
Telecommunication Services 1.5%
Iridium Communications Inc., 6.75%, cvt., pfd., B	20,000	13,005,340
	Principal
	Amount
Corporate Bonds 1.0%
Capital Goods 0.2%
Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	$1,490,000	1,396,875
Energy 0.4%
[b] McDermott Technology Americas Inc., senior note, 144A, 10.625%, 5/01/24	4,000,000	3,595,000
Software & Services 0.4%
[b] Veritas U.S. Inc./Veritas Bermuda Ltd., senior note, 144A, 10.50%, 2/01/24	4,661,000	3,427,233
Total Corporate Bonds (Cost $9,299,667)		8,419,108
Total Investments before Short Term Investments (Cost $632,231,635)		759,612,315

	Shares

Short Term Investments (Cost $102,828,479) 11.9%

Money Market Funds 11.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	102,828,479	102,828,479
Total Investments (Cost $735,060,114) 100.0%		862,440,794
Other Assets, less Liabilities (0.0)%†		(12,820)
Net Assets 100.0%		$862,427,974

See Abbreviations on page 13.

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
January 31, 2019, the aggregate value of these securities was $7,022,233, representing 0.8% of net assets.
cSee Note 4 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, January 31, 2019 (unaudited)

Franklin MicroCap Value Fund

	Shares	Value
Common Stocks 97.3%
Aerospace & Defense 2.7%
[a] Ducommun Inc	160,700	$6,326,759
Banks 17.9%
Bar Harbor Bankshares	272,000	6,508,960
County Bancorp Inc	36,159	618,681
First Defiance Financial Corp	201,600	5,681,088
First Internet Bancorp	206,800	4,136,000
Investar Holding Corp	220,000	5,073,200
Northeast Bancorp	303,465	5,984,330
Old Line Bancshares Inc	54,000	1,458,540
Peoples Financial Services Corp	87,543	3,610,273
Southern Missouri Bancorp Inc	114,000	4,013,940
WSFS Financial Corp	121,800	5,136,306
		42,221,318
Building Products 4.1%
Burnham Holdings Inc., A	196,200	2,952,810
[a,b] Continental Materials Corp	88,712	1,322,696
[a] Gibraltar Industries Inc	149,900	5,343,935
		9,619,441
Commercial & Professional Services 2.9%
Healthcare Services Group Inc	156,575	6,829,801
Construction & Engineering 7.6%
[a] Ameresco Inc., A	374,800	5,595,764
[a] Northwest Pipe Co	248,900	5,734,656
[a] Orion Group Holdings Inc	122,200	515,684
[a] Sterling Construction Co	337,382	4,466,938
[a] Williams Industrial Services Group Inc	659,800	1,603,314
		17,916,356
Consumer Durables & Apparel 5.8%
[a] Delta Apparel Inc	303,400	7,145,070
Flexsteel Industries Inc	52,900	1,320,913
Rocky Brands Inc	192,920	5,172,185
		13,638,168
Consumer Services 1.8%
[a,b] Full House Resorts Inc	1,857,420	4,272,066
Diversified Financials 1.1%
Arbor Realty Trust Inc	204,600	2,447,016
[a,b] Origen Financial Inc	1,900,000	175,750
		2,622,766
Electrical Equipment 2.9%
LSI Industries Inc	457,200	1,495,044
Powell Industries Inc	68,600	1,914,626
[a] Ultralife Corp	426,600	3,412,800
		6,822,470
Energy 6.4%
Adams Resources & Energy Inc	24,626	975,928
[a] Ardmore Shipping Corp. (Ireland)	416,000	2,358,720
[a] Gulf Island Fabrication Inc	227,000	2,154,230
[a] Natural Gas Services Group Inc	182,000	3,004,820

Quarterly Statement of Investments | See Notes to Statements of Investments. | 4

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MicroCap Value Fund (continued)
	Shares	Value
Common Stocks (continued)
Energy (continued)
[a] Pacific Ethanol Inc	686,200	$878,336
[a] PHI Inc	17,600	70,400
[a] PHI Inc., non-voting	251,700	825,576
[a] Renewable Energy Group Inc	116,800	3,375,520
[a] REX American Resources Corp	18,600	1,356,498
		15,000,028
Food & Staples Retailing 2.6%
Village Super Market Inc., A	227,000	6,104,030
Food, Beverage & Tobacco 4.4%
John B. Sanfilippo & Son Inc	17,600	1,201,200
[a] Seneca Foods Corp., A	202,100	5,780,060
[a] Seneca Foods Corp., B	121,500	3,470,647
		10,451,907
Health Care Equipment & Services 0.6%
Invacare Corp	279,500	1,436,630
Insurance 2.0%
[a] ACMAT Corp., A	157,000	4,710,000
Machinery 10.1%
Alamo Group Inc	68,300	5,882,679
[a] Freightcar America Inc	172,700	1,229,624
Hurco Cos. Inc	157,700	6,047,795
Miller Industries Inc	236,800	7,115,840
Spartan Motors Inc	405,200	3,411,784
		23,687,722
Materials 7.6%
Friedman Industries Inc	120,000	925,200
Mercer International Inc. (Canada)	200,000	2,954,000
The Monarch Cement Co	93,000	5,952,000
Olympic Steel Inc	124,000	2,389,480
Schnitzer Steel Industries Inc., A	63,200	1,529,440
[a] Universal Stainless & Alloy Products Inc	235,700	4,226,101
		17,976,221
Real Estate 1.7%
Griffin Industrial Realty Inc	122,000	4,102,860
Retailing 4.0%
Caleres Inc	143,700	4,288,008
Haverty Furniture Cos. Inc	155,000	3,157,350
Shoe Carnival Inc	56,300	2,076,344
		9,521,702
Semiconductors & Semiconductor Equipment 2.1%
[a] Photronics Inc	452,000	4,831,880
Technology Hardware & Equipment 3.2%
[a] Key Tronic Corp	480,000	3,480,000
[a] Kimball Electronics Inc	79,000	1,277,430
Richardson Electronics Ltd	375,000	2,763,750
		7,521,180

|5

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin MicroCap Value Fund (continued)
	Shares	Value
Common Stocks (continued)
Telecommunication Services 2.9%
[a] Alaska Communications Systems Group Inc	1,055,500	$1,952,675
ATN International Inc	42,300	3,154,734
[a] ORBCOMM Inc	219,600	1,787,544
		6,894,953
Trading Companies & Distributors 2.6%
[a] Houston Wire & Cable Co	375,350	2,353,445
[a] Titan Machinery Inc	202,400	3,792,976
		6,146,421
Transportation 0.3%
[a] Celadon Group Inc	395,300	656,198
Total Common Stocks (Cost $133,861,132)		229,310,877

Short Term Investments (Cost $6,229,493) 2.7%

Money Market Funds 2.7%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	6,229,493	6,229,493
Total Investments (Cost $140,090,625) 100.0%		235,540,370
Other Assets, less Liabilities 0.0%†		37,113
Net Assets 100.0%		$235,577,483

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSee Note 3 regarding holdings of 5% voting securities.
cSee Note 4 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN VALUE INVESTORS TRUST

Statement of Investments, January 31, 2019 (unaudited)

Franklin Small Cap Value Fund

	Shares	Value
Common Stocks 95.4%
Aerospace & Defense 0.4%
AAR Corp	99,443	$3,747,012
[a] Wesco Aircraft Holdings Inc	549,495	4,802,587
		8,549,599
Automobiles & Components 2.2%
Gentex Corp	74,000	1,567,320
LCI Industries	625,793	51,590,375
		53,157,695
Banks 15.6%
Access National Corp	490,720	11,585,899
Bryn Mawr Bank Corp	864,958	31,994,797
Chemical Financial Corp	1,197,353	53,234,314
Columbia Banking System Inc	1,731,063	63,616,565
First Horizon National Corp	4,176,344	61,308,730
First of Long Island Corp	1,230,606	25,498,156
German American Bancorp Inc	304,800	8,915,400
Glacier Bancorp Inc	442,100	18,647,778
Lakeland Financial Corp	1,045,545	47,080,891
Peoples Bancorp Inc	540,026	17,280,832
TrustCo Bank Corp. NY	1,639,400	12,721,744
Washington Trust Bancorp Inc	387,488	20,164,876
		372,049,982
Building Products 3.6%
[a,b] Gibraltar Industries Inc	1,734,757	61,844,087
Insteel Industries Inc	199,140	4,399,003
Simpson Manufacturing Co. Inc	36,990	2,270,446
Universal Forest Products Inc	595,580	18,355,776
		86,869,312
Commercial & Professional Services 3.4%
[a] Huron Consulting Group Inc	554,500	26,810,075
McGrath RentCorp	911,789	45,954,165
[a] Team Inc	515,561	7,393,145
		80,157,385
Consumer Durables & Apparel 1.3%
Carter’s Inc	155,319	12,875,945
Toll Brothers Inc	365,514	13,502,087
[a] Unifi Inc	263,700	5,640,543
		32,018,575
Consumer Services 1.5%
Brinker International Inc	885,277	35,871,424
Electrical Equipment 3.0%
Encore Wire Corp	156,018	8,409,370
Regal Beloit Corp	826,600	63,449,816
		71,859,186
Energy 2.8%
Hunting PLC (United Kingdom)	7,247,177	53,067,408
[a] Natural Gas Services Group Inc	531,000	8,766,810
[a] Oil States International Inc	355,125	6,115,253
		67,949,471
Food, Beverage & Tobacco 5.0%
Dairy Crest Group PLC (United Kingdom)	6,989,617	44,299,197
[a] Landec Corp	1,423,100	18,059,139
Maple Leaf Foods Inc. (Canada)	2,577,847	57,442,543
		119,800,879

Quarterly Statement of Investments | See Notes to Statements of Investments. | 7

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services 0.9%
[a] AMN Healthcare Services Inc	335,100	$21,711,129
Industrial Conglomerates 0.2%
Carlisle Cos. Inc	35,541	3,828,832
Insurance 8.1%
Aspen Insurance Holdings Ltd	140,208	5,850,880
The Hanover Insurance Group Inc	639,500	72,928,580
Horace Mann Educators Corp	1,177,985	49,063,075
Old Republic International Corp	3,243,700	65,360,555
		193,203,090
Machinery 7.4%
Astec Industries Inc	320,327	11,858,506
Federal Signal Corp	646,636	14,213,059
The Greenbrier Cos. Inc	486,180	20,618,894
Kennametal Inc	634,114	23,830,004
Miller Industries Inc	55,400	1,664,770
Mueller Industries Inc	517,420	13,406,352
Mueller Water Products Inc., A	5,225,744	51,630,351
Oshkosh Corp	445,500	33,434,775
Titan International Inc	1,033,807	5,809,995
		176,466,706
Materials 9.1%
Carpenter Technology Corp	1,079,943	51,038,106
Minerals Technologies Inc	769,034	45,042,322
OceanaGold Corp. (Australia)	18,325,200	65,452,127
PH Glatfelter Co	1,829,662	23,383,080
Reliance Steel & Aluminum Co	401,754	32,895,618
		217,811,253
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
[a] Cambrex Corp	543,521	23,724,692
[a] Syneos Health Inc., A	528,200	26,959,328
		50,684,020
Real Estate 7.9%
Brandywine Realty Trust	1,820,073	27,392,098
Healthcare Realty Trust Inc	43,600	1,407,844
Highwoods Properties Inc	937,800	41,563,296
LTC Properties Inc	634,130	30,083,127
Retail Properties of America Inc., A	3,841,667	48,558,671
Sunstone Hotel Investors Inc	2,640,339	37,756,848
Weingarten Realty Investors	24,600	705,774
		187,467,658
Retailing 1.7%
Caleres Inc	1,393,235	41,574,132
Semiconductors & Semiconductor Equipment 7.4%
[a] Advanced Energy Industries Inc	898,300	46,073,807
MKS Instruments Inc	174,577	14,250,720
[a] Synaptics Inc	1,241,100	49,395,780
Versum Materials Inc	1,796,627	66,061,975
		175,782,282
Software & Services 1.2%
LogMeIn Inc	311,700	28,994,334
Technology Hardware & Equipment 4.9%
[a] Coherent Inc	339,565	40,136,583
[a] Finisar Corp	1,620,985	36,926,038
[a] Plexus Corp	685,726	38,482,943

|8

FRANKLIN VALUE INVESTORS TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Small Cap Value Fund (continued)
	Shares	Value
Common Stocks (continued)
Technology Hardware & Equipment (continued)
[a] Zebra Technologies Corp., A	15,204	$2,639,415
		118,184,979
Transportation 1.4%
Heartland Express Inc	1,657,300	33,162,573
Utilities 4.3%
Black Hills Corp	687,200	46,654,008
IDACORP Inc	178,999	17,452,403
Spire Inc	483,658	38,387,935
		102,494,346
Total Common Stocks (Cost $2,122,379,003)		2,279,648,842

	Principal
	Amount
Corporate Bonds 0.9%
Energy 0.7%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$17,386,000	16,516,700
Machinery 0.2%
Mueller Industries Inc., sub. bond, 6.00%, 3/01/27	4,532,000	4,248,750
Total Corporate Bonds (Cost $21,409,043)		20,765,450
Total Investments before Short Term Investments (Cost $2,143,788,046)		2,300,414,292

	Shares

Short Term Investments (Cost $68,471,840) 2.9%

Money Market Funds 2.9%
[c,d] Institutional Fiduciary Trust Money Market Portfolio, 2.05%	68,471,840	68,471,840
Total Investments (Cost $2,212,259,886) 99.2%		2,368,886,132
Other Assets, less Liabilities 0.8%		19,734,414
Net Assets 100.0%		$2,388,620,546

aNon-income producing.
bSee Note 3 regarding holdings of 5% voting securities.
cSee Note 4 regarding investments in affiliated management investment companies.
dThe rate shown is the annualized seven-day effective yield at period end.

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FRANKLIN VALUE INVESTORS TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

On December 14, 2018, the Trust’s Board of Trustees approved a proposal to change the name of Franklin Balance Sheet Investment Fund to Franklin Mutual U.S. Value Fund, effective March 1, 2019.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the

|10

FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. During the period ended January 31, 2019, investments in “affiliated companies” were as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares Held	Value			Unrealized
	at Beginning	Gross	Gross	at End	at End	Dividend	Realized	Appreciation
Name of Issuer	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Franklin MicroCap Value Fund
Non-Controlled Affiliates
Continental Materials Corp	88,712	—	—	88,712	$1,322,696	$—	$—	$(52,784)
Delta Apparel Inc	392,800	—	(89,400)	303,400	—[a]	—	1,445,937	—[a]
Full House Resorts Inc	1,857,420	—	—	1,857,420	4,272,066	—	—	(817,265)
Origen Financial Inc	1,900,000	—	—	1,900,000	175,750	—	—	2,850
Total Affiliated Securities (Value is 2.4% of Net Assets)					$5,770,512	$—	$1,445,937	$(867,199)

Franklin Small Cap Value Fund
Non-Controlled Affiliates
Gibraltar Industries Inc	1,734,757	—	—	1,734,757	$61,844,087	$—	$—	$17,347
Landec Corp	1,423,100	—	—	1,423,100	—[a]	—	—	—[a]
Total Affiliated Securities (Value is 2.6% of Net Assets)					$61,844,087	$—	$—	$17,347

aAs of January 31, 2019, no longer an affiliate.

4. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended January 31, 2019, investments in affiliated management investment companies were as follows:

Number of			Number of				Net Change in
Shares Held			Shares	Value		Realized	Unrealized
at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)

Franklin Balance Sheet Investment Fund
Non-Controlled Affiliates

Institutional Fiduciary Trust Money Market
Portfolio, 2.05%	122,533,811	57,661,464	(77,366,796)	102,828,479	$102,828,479	$484,903	$ —	$ —

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FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

4.	INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES (continued)

	Number of			Number of				Net Change in
	Shares Held			Shares	Value		Realized	Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Gain	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	(Loss)	(Depreciation)
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 2.05%	8,437,728	9,881,269	(12,089,504)	6,229,493	$6,229,493	$38,554	$—	$—
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 2.05%	224,660,126	144,292,034	(300,480,320)	68,471,840	$68,471,840	$793,696	$—	$—

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of January 31, 2019, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Franklin Balance Sheet Investment Fund
Assets:
Investments in Securities:[a]
Equity Investments:[b]
Telecommunication Services	$—	$13,005,340	$—	$13,005,340
All Other Equity Investments.	738,187,867	—	—	738,187,867
Corporate Bonds	—	8,419,108	—	8,419,108
Short Term Investments	102,828,479	—	—	102,828,479
Total Investments in Securities	$841,016,346	$21,424,448	$—	$862,440,794

Franklin MicroCap Value Fund
Assets:
Investments in Securities:[a]
Equity Investments	$229,310,877	$—	$—	$229,310,877
Short Term Investments	6,229,493	—	—	6,229,493
Total Investments in Securities	$235,540,370	$—	$—	$235,540,370

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FRANKLIN VALUE INVESTORS TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Franklin Small Cap Value Fund
Assets:
Investments in Securities:[a]
Equity Investments	$2,279,648,842	$—	$—	$2,279,648,842
Corporate Bonds	—	20,765,450	—	20,765,450
Short Term Investments	68,471,840	—	—	68,471,840
Total Investments in Securities	$2,348,120,682	$20,765,450	$—	$2,368,886,132

[a]For detailed categories, see the accompanying Statements of Investments.
[b]Includes common and convertible preferred stocks as well as other equity interests.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statements of Investments.

Abbreviations
Selected Portfolio
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By  _/s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date March 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  _/s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

Finance and Administration

Date March 27, 2019

By  /s/ Robert G. Kubilis

      Robert G. Kubilis

      Chief Financial Officer and

Chief Accounting Officer

Date March 27, 2019